Property, Plant and Equipment, Net - Summary of Property Plant and Equipment, Net (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 1,081.3	$ 773.7
Freehold land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	6.6	6.1
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	39.2	39.3
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	691.7	605.5
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	1.9	0.6
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	3.4	3.4
Property under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 338.5	$ 118.8